Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	NEW WORLD FUND INC
Entity Central Index Key	0001073330
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Jan. 01, 2020
NEW WORLD FUND® | Class R-4 | NEW WORLD FUND
Prospectus:
Trading Symbol	RNWEX
NEW WORLD FUND® | Class R-3 | NEW WORLD FUND
Prospectus:
Trading Symbol	RNWCX
NEW WORLD FUND® | Class R-2 | NEW WORLD FUND
Prospectus:
Trading Symbol	RNWBX
NEW WORLD FUND® | Class R-1 | NEW WORLD FUND
Prospectus:
Trading Symbol	RNWAX
NEW WORLD FUND® | Class A | NEW WORLD FUND
Prospectus:
Trading Symbol	NEWFX
NEW WORLD FUND® | Class T | NEW WORLD FUND
Prospectus:
Trading Symbol	TNWFX
NEW WORLD FUND® | Class 529-T | NEW WORLD FUND
Prospectus:
Trading Symbol	TWNFX
NEW WORLD FUND® | Class F-3 | NEW WORLD FUND
Prospectus:
Trading Symbol	FNWFX
NEW WORLD FUND® | Class R-5E | NEW WORLD FUND
Prospectus:
Trading Symbol	RNWHX
NEW WORLD FUND® | Class R-2E | NEW WORLD FUND
Prospectus:
Trading Symbol	RNEBX
NEW WORLD FUND® | Class R-6 | NEW WORLD FUND
Prospectus:
Trading Symbol	RNWGX
NEW WORLD FUND® | Class F-2 | NEW WORLD FUND
Prospectus:
Trading Symbol	NFFFX
NEW WORLD FUND® | Class 529-F-1 | NEW WORLD FUND
Prospectus:
Trading Symbol	CNWFX
NEW WORLD FUND® | Class 529-E | NEW WORLD FUND
Prospectus:
Trading Symbol	CNWEX
NEW WORLD FUND® | Class 529-C | NEW WORLD FUND
Prospectus:
Trading Symbol	CNWCX
NEW WORLD FUND® | Class 529-A | NEW WORLD FUND
Prospectus:
Trading Symbol	CNWAX
NEW WORLD FUND® | Class F-1 | NEW WORLD FUND
Prospectus:
Trading Symbol	NWFFX
NEW WORLD FUND® | Class C | NEW WORLD FUND
Prospectus:
Trading Symbol	NEWCX
NEW WORLD FUND® | Class R-5 | NEW WORLD FUND
Prospectus:
Trading Symbol	RNWFX
AMERICAN MUTUAL FUND® | Class 529-F-3 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	FFFMX
AMERICAN MUTUAL FUND® | Class 529-F-2 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	FFMMX
AMERICAN MUTUAL FUND® | Class T | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	TAMFX
AMERICAN MUTUAL FUND® | Class 529-T | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	TAFMX
AMERICAN MUTUAL FUND® | Class F-3 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	AFMFX
AMERICAN MUTUAL FUND® | Class R-5E | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	RMFHX
AMERICAN MUTUAL FUND® | Class R-2E | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	RMEBX
AMERICAN MUTUAL FUND® | Class R-6 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	RMFGX
AMERICAN MUTUAL FUND® | Class F-2 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	AMRFX
AMERICAN MUTUAL FUND® | Class 529-F-1 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	CMLFX
AMERICAN MUTUAL FUND® | Class 529-E | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	CMLEX
AMERICAN MUTUAL FUND® | Class 529-C | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	CMLCX
AMERICAN MUTUAL FUND® | Class 529-A | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	CMLAX
AMERICAN MUTUAL FUND® | Class F-1 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	AMFFX
AMERICAN MUTUAL FUND® | Class C | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	AMFCX
AMERICAN MUTUAL FUND® | Class R-5 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	RMFFX
AMERICAN MUTUAL FUND® | Class R-4 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	RMFEX
AMERICAN MUTUAL FUND® | Class R-3 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	RMFCX
AMERICAN MUTUAL FUND® | Class R-2 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	RMFBX
AMERICAN MUTUAL FUND® | Class R-1 | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	RMFAX
AMERICAN MUTUAL FUND® | Class A | AMERICAN MUTUAL FUND
Prospectus:
Trading Symbol	AMRMX
CAPITAL INCOME BUILDER® | Class T | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	TCIBX
CAPITAL INCOME BUILDER® | Class 529-T | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	TCBBX
CAPITAL INCOME BUILDER® | Class F-3 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CFIHX
CAPITAL INCOME BUILDER® | Class R-5E | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	RIRHX
CAPITAL INCOME BUILDER® | Class R-2E | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	RCEEX
CAPITAL INCOME BUILDER® | Class R-6 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	RIRGX
CAPITAL INCOME BUILDER® | Class F-2 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CAIFX
CAPITAL INCOME BUILDER® | Class 529-F-1 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CIRFX
CAPITAL INCOME BUILDER® | Class 529-E | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CIREX
CAPITAL INCOME BUILDER® | Class 529-C | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CIRCX
CAPITAL INCOME BUILDER® | Class 529-A | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CIRAX
CAPITAL INCOME BUILDER® | Class F-1 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CIBFX
CAPITAL INCOME BUILDER® | Class C | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CIBCX
CAPITAL INCOME BUILDER® | Class R-5 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	RIRFX
CAPITAL INCOME BUILDER® | Class R-4 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	RIREX
CAPITAL INCOME BUILDER® | Class R-3 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	RIRCX
CAPITAL INCOME BUILDER® | Class R-2 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	RIRBX
CAPITAL INCOME BUILDER® | Class R-1 | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	RIRAX
CAPITAL INCOME BUILDER® | Class A | CAPITAL INCOME BUILDER
Prospectus:
Trading Symbol	CAIBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class T | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	TFGBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-T | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	TFBGX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-3 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	GFBLX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-5E | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	RGBHX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-2E | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	RGGHX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-E | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	CBFEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-C | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	CBFCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-A | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	CBFAX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-2 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	GBLFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-1 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	GBLEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class C | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	GBLCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-6 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	RGBGX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-5 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	RGBFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-4 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	RGBEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-3 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	RGBCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-2 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	RGBBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-1 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	RGBLX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-F-1 | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	CBFFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class A | AMERICAN FUNDS GLOBAL BALANCED FUND
Prospectus:
Trading Symbol	GBLAX
American Funds Global Insight Fund SM | Class R-5E | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLJX
American Funds Global Insight Fund SM | Class 529-C | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVBX
American Funds Global Insight Fund SM | Class 529-E | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVEX
American Funds Global Insight Fund SM | Class 529-F-1 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVFX
American Funds Global Insight Fund SM | Class 529-T | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVTX
American Funds Global Insight Fund SM | Class A | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVFX
American Funds Global Insight Fund SM | Class C | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVDX
American Funds Global Insight Fund SM | Class F-1 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVEX
American Funds Global Insight Fund SM | Class F-2 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVGX
American Funds Global Insight Fund SM | Class F-3 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVHX
American Funds Global Insight Fund SM | Class R-1 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLAX
American Funds Global Insight Fund SM | Class R-2 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLBX
American Funds Global Insight Fund SM | Class T | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVTX
American Funds Global Insight Fund SM | Class R-2E | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLHX
American Funds Global Insight Fund SM | Class R-3 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLDX
American Funds Global Insight Fund SM | Class R-4 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLEX
American Funds Global Insight Fund SM | Class R-5 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLFX
American Funds Global Insight Fund SM | Class 529-A | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVYX
American Funds Global Insight Fund SM | Class R-6 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLGX
American Funds International Vantage Fund SM | Class T | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVTX
American Funds International Vantage Fund SM | Class 529-A | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVAX
American Funds International Vantage Fund SM | Class 529-C | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVBX
American Funds International Vantage Fund SM | Class 529-E | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVCX
American Funds International Vantage Fund SM | Class 529-T | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVEX
American Funds International Vantage Fund SM | Class A | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVBX
American Funds International Vantage Fund SM | Class C | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVCX
American Funds International Vantage Fund SM | Class F-1 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVEX
American Funds International Vantage Fund SM | Class F-2 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVFX
American Funds International Vantage Fund SM | Class F-3 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVGX
American Funds International Vantage Fund SM | Class R-1 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVAX
American Funds International Vantage Fund SM | Class R-2 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVDX
American Funds International Vantage Fund SM | Class R-2E | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVHX
American Funds International Vantage Fund SM | Class R-3 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVIX
American Funds International Vantage Fund SM | Class R-4 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVKX
American Funds International Vantage Fund SM | Class R-5 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVLX
American Funds International Vantage Fund SM | Class R-5E | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVJX
American Funds International Vantage Fund SM | Class 529 F-1 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVKX
American Funds International Vantage Fund SM | Class R-6 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVGX